One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605 +1 617 720 7100 Main +1 617 426 6560 Fax www.dechert.com

JOSEPH R. FLEMING

joseph.fleming@dechert.com
+1 617 728 7161 Direct
+1 617 275 8392 Fax

June 25, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:                         Tekla Healthcare Opportunities Fund (File Nos. 811-22955 and 333-195076)

Ladies and Gentlemen:

Enclosed for filing on behalf of Tekla Healthcare Opportunities Fund (“Fund”), a newly-organized closed-end management investment company, is Pre-Effective Amendment No. 2 to the Fund’s registration statement under the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended on Form N-2 (the “Registration Statement”).  This filing is being made for the purposes of (i) incorporating SEC staff comments; (ii) filing certain required exhibits; and (iii) making certain other changes to the Prospectus and Statement of Additional Information for the Fund.

If you have any questions relating to this filing, please do not hesitate to contact me at 617.728.7161 or Lisa Price at 212.649.8795.

Sincerely,

/s/ Joseph R. Fleming
Joseph R. Fleming